Debt - Schedule of Long Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Capital lease obligations	$ 60.9	$ 63.4
Total	2,909.9	2,982.5
Less: unamortized debt issuance costs and discount on debt	(27.9)	(28.5)
Total long-term debt	2,882.0	2,954.0
Less: current maturities	(62.0)	(109.0)
Total long-term debt, excluding current maturities	2,820.0	2,845.0
Term B Loan Due 2022 [Member]
Debt Instrument [Line Items]
Remaining notes payable	$ 2,277.8	$ 2,024.4
Variable interest rate	4.07%	4.25%
Euro Tranche Term Loan Due 2022 [Member]
Debt Instrument [Line Items]
Remaining notes payable	$ 0.0	$ 259.9
Variable interest rate	4.25%	4.25%
North American ABL Facility Due 2020 [Member]
Debt Instrument [Line Items]
Remaining notes payable	$ 155.0	$ 152.0
Variable interest rate	5.00%	4.25%
North American ABL Term Loan Due 2018 [Member]
Debt Instrument [Line Items]
Remaining notes payable	$ 16.7	$ 83.3
Variable interest rate	4.44%	3.75%
Senior Unsecured Notes Due 2023 [Member]
Debt Instrument [Line Items]
Remaining notes payable	$ 399.5	$ 399.5
Fixed interest rate	6.75%	6.75%